UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03074
(Investment Company Act file number)

Northeast Investors Growth Fund
(Exact name of registrant as specified in charter)

100 High Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)

(617) 523-3588
(Registrant's telephone number, including area code)

Robert Kane
100 High Street
Boston, MA 02110
(Name and address of agent for service)

December 31
Date of fiscal year end

January 1, 2016 - June 30, 2016
Date of reporting period

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Northeast
Investors Growth Fund

SEMI-ANNUAL REPORT
JUNE 30, 2016

TABLE OF CONTENTS

Shareholder Letter	1
Portfolio Update	3
Disclosure of Fund Expenses	7
Schedule of Investments	8
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Additional Information	23
Board Approval of Investment Advisory Contract	24

Northeast Investors Growth Fund	Shareholder Letter

Dear Fellow Shareholders:

After a year in which the domestic equity benchmarks barely nudged forward across the neutral line, the first few days of January brought forth the worst start ever for U.S.  markets on record.  Further unexpected currency devaluation by the People’s Bank of China, still collapsing commodity prices,  and  the  recent  hike  in  the  U.S.  federal  funds  rate  rattled  confidence  and  led  to indiscriminate selling of risk assets.  While historically exhibiting a weak correlation, oil prices and equity markets traded in a near perfect positive correlation for much of the first month and a half of 2016.  These elevated correlations  among all equity asset classes made for a challenging stock picking environment.

At its nadir on February 11th, the U.S. markets had declined 14% from their levels in late December 2015.  Finally, as the global oil powers began discussing output caps, commodities and, in turn, equities established their bottoms and began swift recoveries.  June, however, concluded with yet another major event against which the markets were betting – the  United Kingdom voting to leave the European Union.  Though not as severely as European equity indices, domestic markets retrenched another 6% in the few days after the Brexit vote before yet again regrouping and heading toward new record highs.  While equities had largely marched upward for four years with little to no volatility, it certainly appears as though the frequency and severity of market swings have returned to historical norms.

As interest rates steadily moved lower from the start of the year, high-yielding equities acting as bond  income  substitutes  were  in  high  demand.   Telecom  and  Utilities  were  the  two  best performing sectors for the first half of the year – each returning about +24%.  Growth stocks – the mandate of our fund – underperformed en masse.  Concentrations in Information Technology and Health Care detracted most from our performance as these were two of the weakest sectors for the first half of this year.  Overall, for the first six months of this year the Northeast Investors Growth Fund returned -1.11% as compared to the +3.84% return of the benchmark S&P 500.

With respect to our individual holdings on an absolute level, our telecom names AT&T and Verizon performed the best registering +28%  and +24% returns, respectively.  Large energy companies Exxon Mobil and Chevron as well as health care conglomerate Johnson & Johnson all returned +20%, too.  The worst performance was in the biotech and financials space.  Our small position in Alkermes  declined  over  -50%  on  the  back  of  a  failed  Phase  3  trial for  an  opioid-targeting antidepressant.  Biogen (-21%) and Celgene (-18%) suffered amid additional political rhetoric around high drug prices throughout the industry.  Bank of America (-21%) and Citigroup (-18%) moved lower with interest rates as investors’ expectations for higher net interest margins would have to wait  anew.

The Fund received the best attribution from some of our Industrial and Technology holdings.  Honeywell and 3M’s business fundamentals were aided by reduced U.S. dollar headwinds on the large portions of revenues they receive from overseas.  Union Pacific rebounded after a rocky 2015 as commodity prices began to recover.  American Tower continues to benefit from more and more cellular equipment on its towers while also being seen as a safe haven like other telecom stocks. And lastly, top position Facebook is gaining increasing ad dollars from both mobile and desktop targeting its massive monthly user base comprising one quarter of the earth’s population.

Semi-Annual Report | June 30, 2016	1

Northeast Investors Growth Fund	Shareholder Letter

While we would not be surprised to see further equity market volatility over the balance of 2016, we still see our stocks trading at attractive levels.  Second quarter earnings season has been a net positive so far for the Fund, and we continue to look for opportunities to build or add new positions.  But plenty of global uncertainties remain.  Nobody is quite sure how Brexit will play out and if there will be any spillover effects of other pro-leave movements.  Much attention will be paid toward our own U.S. elections this fall.  And investors continue to parse every word from the Federal Reserve as to their intentions on the magnitude and pace of further rate hikes.

We welcome and encourage you to contact us with any questions, concerns or comments.  Please call us directly at 617-523-3588 or visit our website, www.northeastinvestorsgrowthfund.com, where you can view the Fund’s closing price, composition,  and historical performance.  If you follow  your  investments  online,  the  ticker  symbol  for  the  Fund  is  NTHFX.    Our  lines  of communication are always open to our most important partners – you our fellow shareholders.  We continue to appreciate your support.

William A. Oates, Jr.
August, 2016

2	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Portfolio Update

June 30, 2016 (Unaudited)

Average Annual Total Return (For the Period Ended June 30, 2016)

	1 Year	5 Year	10 Year	Expense Ratio
Northeast Investors Growth Fund	-1.50%	7.25%	4.26%	1.25%*
S&P 500® Total Return Index	3.99%	12.10%	7.42%

*	As stated in the Fund’s most recent prospectus.

Performance Graph
The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares to the cumulative total return on the S&P 500® Total Return Index, assuming an investment of $10,000 in both at their closing prices on December 31, 2005 and reinvestment of  dividends  and  capital  gains.  The  graph does not  reflect  the  deduction  of  taxes  that  a shareholder would pay on Fund distributions or the redemption of Fund shares. Keep in mind that past performance  does  not guarantee  future returns,  and  an investment in  the Fund  is not guaranteed. For management’s discussion of the Fund’s performance for the period ended June 30, 2016, including strategies and market conditions which influenced such performance, see the Shareholder Letter.

	2006	2007	2008	2009	2010	2011	2012	2013	2014	2015	Six Months Ended June 30, 2016
Northeast Investors Growth Fund	$10,674	$12,158	$7,099	$9,161	$10,662	$9,826	$11,046	$13,930	$14,692	$15,340	$15,170
S&P 500® Total Return Index	$11,274	$11,894	$7,493	$9,476	$10,904	$11,134	$12,916	$17,099	$19,440	$19,709	$20,465

Semi-Annual Report | June 30, 2016	3

Northeast Investors Growth Fund	Portfolio Update

June 30, 2016 (Unaudited)

Returns and Per Share Data

	2006	2007	2008	2009	2010	2011	2012	2013	2014	2015	Six Months Ended June 30, 2016
Net Asset Value	20.10	20.19	11.74	15.15	17.60	16.22	16.67	17.26	16.58	15.30	15.13
Dividend Dist.	0.00	0.04	0.05	0.00	0.03	0.00	0.10	0.08	0.00	0.04	0.00
Capital Gains Dist.	0.00	2.60	0.00	0.00	0.00	0.00	1.47	3.60	1.64	1.98	0.00
Northeast Investors Growth Fund Return (%)	9.24%	13.90%	-41.61%	29.05%	16.38%	-7.84%	12.42%	26.11%	5.47%	4.41%	-1.11%
S&P 500® Total Return Index (%)	15.79%	5.49%	-37.00%	26.46%	15.06%	2.11%	16.00%	32.39%	13.69%	1.38%	3.84%

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Northeast Investors Growth Fund	Portfolio Update

June 30, 2016 (Unaudited)

Ten Largest Investment Holdings

	Market Value	Percent of Net Assets
Alphabet, Inc., Class A	$2,603,061	4.89%
Facebook, Inc., Class A	2,411,308	4.53%
Amazon.com, Inc.	2,218,422	4.17%
Apple, Inc.	1,897,660	3.57%
Honeywell International, Inc.	1,616,848	3.04%
Visa, Inc., Class A	1,572,404	2.95%
Bristol-Myers Squibb Co.	1,551,905	2.92%
Johnson & Johnson	1,411,932	2.65%
Goldman Sachs Group, Inc.	1,366,936	2.57%
Microsoft Corp.	1,340,654	2.52%

Summary of Sector Weightings as a Percentage of Net Assets

Percent of Net Assets
Consumer, Non-Cyclical	21.36%
Communications	17.83%
Financial	17.82%
Technology	13.12%
Consumer, Cyclical	11.35%
Industrial	11.58%
Energy	6.40%
Cash, Cash Equivalents, & Other Net Assets	0.54%
Total	100.00%

Semi-Annual Report | June 30, 2016	5

Northeast Investors Growth Fund	Portfolio Update

June 30, 2016 (Unaudited)

Summary of Net Assets by Industry

	Market Value	Percent of Net Assets
Common Stocks
Aerospace/Defense	$861,420	1.62%
Apparel	1,737,780	3.27%
Banks	4,845,726	9.10%
Beverages	879,302	1.65%
Biotechnology	2,665,703	5.00%
Computers	3,523,990	6.62%
Cosmetics/Personal Care	965,238	1.81%
Diversified Financial Services	2,698,249	5.06%
Electronics	1,616,848	3.04%
Food	839,659	1.58%
Healthcare-Products	635,368	1.19%
Household Products/Wares	968,730	1.82%
Insurance	868,740	1.63%
Internet	7,232,791	13.59%
Media	909,726	1.71%
Miscellaneous Manufacturing	2,507,460	4.72%
Oil & Gas	2,864,413	5.37%
Oil & Gas Services	276,780	0.52%
Pharmaceuticals	4,418,255	8.31%
Pipelines	269,568	0.51%
Real Estate Investment Trusts	1,079,295	2.03%
Retail	4,295,022	8.08%
Semiconductors	932,246	1.75%
Software	2,523,103	4.75%
Telecommunications	1,346,816	2.53%
Transportation	1,169,150	2.20%
Total Common Stocks	52,931,378	99.46%
Total Investment Portfolio	52,931,378	99.46%
Other Assets in Excess of Liabilities	287,933	0.54%
Total Net Assets	53,219,311	100.00%

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Northeast Investors Growth Fund	Disclosure of Fund Expenses

June 30, 2016 (Unaudited)

As a shareholder of the Northeast Investors Growth Fund (the “Fund”), you will incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2016 and held until June 30, 2016.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Net Expense Ratios	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period(a)
Northeast Investors Growth Fund
Actual Return	1.41%	$1,000.00	$988.90	$6.97
Hypothetical Return (5% return before expenses)	1.41%	$1,000.00	$1,017.85	$7.07

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 366.

Semi-Annual Report | June 30, 2016	7

Northeast Investors Growth Fund	Schedule of Investments

June 30, 2016 (Unaudited)

Description	Shares	$ Value
COMMON STOCKS ‐ 99.46%

Communications ‐ 17.83%

Internet ‐ 13.59%
Alphabet, Inc., Class A(a)	3,700	$2,603,061
Amazon.com, Inc.(a)	3,100	2,218,422
Facebook, Inc., Class A(a)	21,100	2,411,308
		7,232,791
Media ‐ 1.71%
Walt Disney Co.	9,300	909,726

Telecommunications ‐ 2.53%
AT&T, Inc.	17,600	760,496
Verizon Communications, Inc.	10,500	586,320
		1,346,816
Total Communications		9,489,333

Consumer, Cyclical ‐ 11.35%

Apparel ‐ 3.27%
Carter's, Inc.	3,900	415,233
NIKE, Inc., Class B	12,400	684,480
Under Armour, Inc., Class A(a)	15,900	638,067
		1,737,780
Retail ‐ 8.08%
Costco Wholesale Corp.	7,000	1,099,280
CVS Health Corp.	10,500	1,005,270
Lowe's Cos., Inc.	14,200	1,124,214
McDonald's Corp.	2,500	300,850
Starbucks Corp.	13,400	765,408
		4,295,022
Total Consumer, Cyclical		6,032,802

Consumer, Non‐Cyclical ‐ 21.36%

Beverages ‐ 1.65%
PepsiCo, Inc.	8,300	879,302

Biotechnology ‐ 5.00%
Amgen, Inc.	2,600	395,590
Biogen, Inc.(a)	1,630	394,167
Celgene Corp.(a)	12,000	1,183,560

See accompanying notes which are an integral part of these financial statements.

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Northeast Investors Growth Fund	Schedule of Investments

June 30, 2016 (Unaudited)

Description	Shares	$ Value
Consumer, Non‐Cyclical ‐ 21.36% (continued)

Biotechnology ‐ 5.00% (continued)
Gilead Sciences, Inc.	8,300	$692,386
		2,665,703
Cosmetics/Personal Care ‐ 1.81%
Procter & Gamble Co.	11,400	965,238

Food ‐ 1.58%
Mondelez International, Inc., Class A	18,450	839,659

Healthcare‐Products ‐ 1.19%
Thermo Fisher Scientific, Inc.	4,300	635,368

Household Products/Wares ‐ 1.82%
Clorox Co.	7,000	968,730

Pharmaceuticals ‐ 8.31%
Bristol‐Myers Squibb Co.	21,100	1,551,905
Johnson & Johnson	11,640	1,411,932
Merck & Co., Inc.	11,800	679,798
Pfizer, Inc.	22,000	774,620
		4,418,255
Total Consumer, Non‐Cyclical		11,372,255

Energy ‐ 6.40%

Oil & Gas ‐ 5.37%
Chevron Corp.	5,200	545,116
Exxon Mobil Corp.	14,100	1,321,734
Occidental Petroleum Corp.	9,400	710,264
Pioneer Natural Resources Co.	1,900	287,299
		2,864,413
Oil & Gas Services ‐ 0.52%
Schlumberger Ltd.	3,500	276,780

Pipelines ‐ 0.51%
Kinder Morgan, Inc.	14,400	269,568

Total Energy		3,410,761

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report | June 30, 2016	9

Northeast Investors Growth Fund	Schedule of Investments

June 30, 2016 (Unaudited)

Description	Shares	$ Value
Financial ‐ 17.82%

Banks ‐ 9.10%
Bank of America Corp.	34,500	$457,815
Citigroup, Inc.	9,400	398,466
First Republic Bank	11,900	832,881
Goldman Sachs Group, Inc.	9,200	1,366,936
JPMorgan Chase & Co.	13,300	826,462
Wells Fargo & Co.	20,350	963,166
		4,845,726
Diversified Financial Services ‐ 5.06%
BlackRock, Inc.	1,950	667,933
MasterCard, Inc., Class A	5,200	457,912
Visa, Inc., Class A	21,200	1,572,404
		2,698,249
Insurance ‐ 1.63%
Berkshire Hathaway, Inc., Class B(a)	6,000	868,740

Real Estate Investment Trusts ‐ 2.03%
American Tower Corp.	9,500	1,079,295

Total Financial		9,492,010

Industrial ‐ 11.58%

Aerospace/Defense ‐ 1.62%
United Technologies Corp.	8,400	861,420

Electronics ‐ 3.04%
Honeywell International, Inc.	13,900	1,616,848

Miscellaneous Manufacturing ‐ 4.72%
3M Co.	5,800	1,015,696
Danaher Corp.	3,300	333,300
General Electric Co.	36,800	1,158,464
		2,507,460
Transportation ‐ 2.20%
Union Pacific Corp.	13,400	1,169,150

Total Industrial		6,154,878

See accompanying notes which are an integral part of these financial statements.

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Northeast Investors Growth Fund	Schedule of Investments

June 30, 2016 (Unaudited)

Description	Shares	$ Value
Technology ‐ 13.12%

Computers ‐ 6.62%
Accenture PLC, Class A	3,400	$385,186
Apple, Inc.	19,850	1,897,660
International Business Machines Corp.	2,600	394,628
Manhattan Associates, Inc.(a)	13,200	846,516
		3,523,990
Semiconductors ‐ 1.75%
NXP Semiconductors N.V.(a)	11,900	932,246

Software ‐ 4.75%
Akamai Technologies, Inc.(a)	16,700	934,031
athenahealth, Inc.(a)	1,800	248,418
Microsoft Corp.	26,200	1,340,654
		2,523,103
Total Technology		6,979,339

Total Common Stocks (Cost $43,256,521)		52,931,378

Total Investments ‐ 99.46% (Cost $43,256,521)		52,931,378

Other Assets in Excess of Liabilities ‐ 0.54%		287,933

Total Net Assets ‐ 100.00%		$53,219,311

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report | June 30, 2016	11

Northeast Investors Growth Fund	Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

ASSETS:
Investments, at market value (Cost $43,256,521)	$52,931,378
Cash	376,705
Dividends receivable	42,651
Other assets	19,403
Total Assets	53,370,137

LIABILITIES:
Accrued investment advisory fee	30,097
Accrued audit and tax expense	27,376
Payable for shares redeemed	24,230
Accrued insurance	24,022
Accrued legal fees	14,906
Accrued printing fees	9,773
Accrued administration fees	8,525
Accrued other expenses	11,897
Total Liabilities	150,826
NET ASSETS	$53,219,311

NET ASSETS CONSISTS OF:
Paid-in capital	$40,459,658
Undistributed net investment income	60,658
Accumulated net realized gain	3,024,138
Net unrealized appreciation	9,674,857
NET ASSETS	$53,219,311

Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	3,517,595
Net Asset Value, offering and redemption price per share	$15.13

See accompanying notes which are an integral part of these financial statements.

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Northeast Investors Growth Fund	Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME:
Dividends	$439,888
Total Investment Income	439,888

EXPENSES:
Investment advisory fee (Note D)	183,835
Administrative fees (Note C)	51,066
Transfer agent fees (Note C)	41,486
Audit and tax fees	23,077
Legal fees	18,293
Trustee fees	14,915
Insurance	14,013
Registration and filing fees	12,399
Printing fees	8,916
Custodian fees	4,545
Miscellaneous fees	6,685
Total Expenses	379,230
Net Investment Income	60,658

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment transactions	2,279,689
Net change in unrealized depreciation on investments	(3,044,216)
Net Loss on Investments	(764,527)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(703,869)

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report | June 30, 2016	13

Northeast Investors Growth Fund	Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$60,658	$136,308
Net realized gain	2,279,689	7,504,907
Net change in unrealized depreciation	(3,044,216)	(4,754,826)
Net Increase (Decrease) in Net Assets Resulting from Operations	(703,869)	2,886,389

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(140,797)
From net realized gains on investments	–	(6,728,832)
Net Decrease in Net Assets from Distributions	–	(6,869,629)

FUND SHARE TRANSACTIONS:
Proceeds from sale of shares	901,424	2,446,581
Reinvestment of distributions	–	6,090,965
Cost of shares redeemed	(4,571,252)	(12,942,348)
Net Decrease in Net Assets from Fund Share Transactions	(3,669,828)	(4,404,802)

Net Decrease in Net Assets	(4,373,697)	(8,388,042)

NET ASSETS:
Beginning of period	57,593,008	65,981,050
End of period*	$53,219,311	$57,593,008
*Includes accumulated undistributed net investment income:	$60,658	$–

See accompanying notes which are an integral part of these financial statements.

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Northeast Investors Growth Fund

NET ASSET VALUE, BEGINNING OF PERIOD INVESTMENT OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from Investment Operations

LESS DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
From net realized gains
Total Distributions

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in 000s)
Ratio to average daily net assets:
Expenses
Net investment income/(loss)
PORTFOLIO TURNOVER RATE

(a)	Average share method used to calculate per share data.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

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Financial Highlights

For a share outstanding through the periods presented

Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
$15.30		$16.58	$17.26	$16.67	$16.22	$17.60

0.02		0.04	(0.05)	0.04	0.08	0.02
(0.19)		0.70	1.01	4.23	1.94	(1.40)
(0.17)		0.74	0.96	4.27	2.02	(1.38)

–		(0.04)	–	(0.08)	(0.10)	–
–		(1.98)	(1.64)	(3.60)	(1.47)	–
–		(2.02)	(1.64)	(3.68)	(1.57)	–

$15.13		$15.30	$16.58	$17.26	$16.67	$16.22

‐1.11%		4.41%	5.47%	26.11%	12.42%	‐7.84%

$53,219		$57,593	$65,981	$76,054	$73,016	$76,191

1.41	%(c)	1.30%	1.25%	1.23%	1.38%	1.40%
0.23	%(c)	0.22%	(0.29)%	0.22%	0.44%	0.14%
18%		28%	58%	82%	36%	49%

Semi-Annual Report | June 30, 2016	17

Northeast Investors Growth Fund	Notes to Financial Statements

June 30, 2016 (Unaudited)

NOTE A–ORGANIZATION

Northeast Investors Growth Fund (the “Fund”) is a diversified, no‐load, open‐end, series‐type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund’s objective is to produce long‐term capital appreciation for its shareholders. The Fund maintains a flexible investment policy which primarily targets common stocks of large domestic companies. The Fund emphasizes well‐known companies which it believes to have strong management, solid financial fundamentals and which are established leaders in their industries. The Fund generally invests in companies with market capitalizations in excess of $10 billion.

NOTE B–SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company for financial reporting purposes under accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies of the Fund, which are in conformity with U.S. GAAP are as follows:

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges or last sales price. Securities traded in the over‐the‐counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Other short‐term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available or are deemed unreliable (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to determine fair value of securities may include, but are not limited to, contractual restrictions, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker‐dealers and/or pricing services and information obtained from analysts. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. EST. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At June 30, 2016, there were no securities priced at fair value as determined in good faith.

Investment Transactions: Investment transactions are accounted for as of trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

18	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Notes to Financial Statements

June 30, 2016 (Unaudited)

Investment Income: Interest income is recognized on an accrual basis. Dividend income is recorded on the ex‐dividend date, net of applicable withholding taxes.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code of 1986, as amended, and its policy is to distribute substantially all of its taxable income, including net realized capital gains, within the prescribed time periods.

As of and during the six months ended June 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognized interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for tax years 2012 through 2015.

Dividends and Distributions to Shareholders: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid‐in capital. The Fund’s distributions and dividend income are recorded on the ex‐dividend date.

Indemnification: In the normal course of business, the Fund may enter into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Concentration of Credit Risk: The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Subsequent Events: In accordance with U.S. GAAP, management has evaluated subsequent events through the date these financial statements were issued. All subsequent events determined to be relevant and material to these financial statements as a whole have been accordingly disclosed.

NOTE C–FUND ADMINISTRATION, ACCOUNTING, TRANSFER AGENCY, SHAREHOLDER SERVICING AND OTHER AGREEMENTS

ALPS Fund Services, Inc. (“ALPS”) serves as Fund administrator for which it is compensated by the Fund. ALPS also serves as fund accountant, transfer agent and shareholder servicing agent. ALPS carries out all functions related to the maintenance of shareholder accounts, acquisition and redemption of shares and mailings to shareholders. ALPS also determines the Fund’s Net Asset Value.

Union Bank serves as custodian of portfolio securities and other assets.

Semi-Annual Report | June 30, 2016	19

Northeast Investors Growth Fund	Notes to Financial Statements

June 30, 2016 (Unaudited)

NOTE D–INVESTMENT ADVISORY AND SERVICE CONTRACT

Northeast Management & Research Company, Inc. (“NMR”) provides the Fund with the services of a Chief Compliance Officer and anti‐money laundering officer. The Fund has an investment advisory and service contract with NMR (the “Advisor”). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1.00% of the first $10,000,000 of the Fund’s average daily net assets, 3/4 of 1.00% of the next $20,000,000 and 1/2 of 1.00% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment.

Under the Fund’s Investment Advisory Agreement (the “Agreement”), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund’s organization. Compensation to officers of the Fund or Advisor for services rendered to the Fund or to the Advisor are paid by the Advisor. Messrs. John C. Emery, Michael Baldwin, and F. Washington Jarvis, the Fund's disinterested Trustees, are not officers or directors of the Advisor. The compensation of all disinterested Trustees of the Fund is borne by the Fund.

NOTE E–PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments, other than short‐term securities, aggregated $9,477,945 and $12,595,684, respectively, for the six months ended June 30, 2016.

NOTE F–FUND SHARE TRANSACTIONS

Transactions in shares of beneficial interest for the periods ended were as follows:

	6/30/2016 (Unaudited)	12/31/2015
Shares sold	61,143	140,977
Shares reinvested	–	396,032
Shares redeemed	(308,894)	(753,248)
Net decrease in shares outstanding	(247,751)	(216,239)

NOTE G–TAX BASIS INFORMATION

Tax Distributions: The amounts and characteristics of tax distributions and composition of distributable earnings/ (accumulated losses) are finalized at year end: accordingly, tax basis balances have not been determined as of June 30, 2016.

The tax character of distributions paid for the year ended December 31, 2015 were as follows:

Distributions Paid From:	2015
Ordinary Income	$136,308
Long Term Capital Gains	6,733,321
Total	$6,869,629

20	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Notes to Financial Statements

June 30, 2016 (Unaudited)

At June 30, 2016 the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Cost of investments for income tax purposes	$43,308,183
Aggregate gross appreciation	$10,643,885
Aggregate gross depreciation	(1,020,690)
Net unrealized appreciation	$9,623,195

NOTE H–FAIR VALUE MEASUREMENTS

Accounting Standards Codification 820 (“ASC 820”), “Fair Value Measurements and Disclosures” established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine  the  value  of   the  Fund’s  investments  are  summarized  in  the  following  fair value hierarchy:

Level 1 ‐	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 ‐	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 ‐	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the six months ended June 30, 2016, maximized the use of observable inputs and minimized the use of unobservable inputs.

Semi-Annual Report | June 30, 2016	21

Northeast Investors Growth Fund	Notes to Financial Statements

June 30, 2016 (Unaudited)

The following table summarizes the Fund’s investments as of June 30, 2016, based on the inputs used to value them.

	Level 1	Level 2	Level 3	Total
Common Stocks	$52,931,378	$–	$–	$52,931,378
TOTAL	$52,931,378	$–	$–	$52,931,378

For the six months ended June 30, 2016, there have been no significant changes to the Fund’s fair value methodologies. Additionally, there were no transfers into or out of assigned levels during the six months ended June 30, 2016. It is the Fund’s policy to recognize transfers at the end of the reporting period.

For the six months ended June 30, 2016, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value.

22	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Additional Information

June 30, 2016 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll‐free 1‐855‐755‐6344, on the Fund’s website at www.northeastinvestorsgrowthfund.com or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30th is available without charge upon request by calling toll‐free 1‐855‐755‐6344, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete listing of portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N‐Q. The filings are available upon request by calling 1‐855‐755‐6344. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Fund’s Form N‐Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington,  D.C.,  and  information on  the operation  of  the Public Reference Room  may  be obtained by calling 1‐800‐SEC‐0330.

Semi-Annual Report | June 30, 2016	23

Northeast Investors Growth Fund	Board Approval of Investment Advisory Contract

June 30, 2016 (Unaudited)

At its meeting held on May 19, 2016, the Board of Trustees of the Fund, including the Independent Trustees voting  separately,  voted to approve a  one‐year renewal  of  the Fund’s investment advisory and service contract with Northeast Management & Research Company, Inc. (the “Investment Adviser”).

In reaching its decision, the Board considered information furnished to the Board at prior Board meetings, as well as information prepared specifically in connection with the annual contract review process. The Board also observed that there is a range of investment options available to shareholders of the Fund, including other mutual funds, and that the Fund’s shareholders have chosen to invest in the Fund. The Board also observed that the Fund has been managed in accordance with its investment objective and principal investment strategies, as disclosed in its prospectus. The Trustees reviewed and evaluated all information and factors they believed, with the advice of independent legal counsel and through the exercise of their own business judgment, to be relevant and appropriate and necessary to make an informed decision about the renewal. The Board’s decision to  renew the contract was not based on any single factor and certain Trustees may have weighed certain factors differently.

The Investment Adviser provided detailed information to the Board.  Such information included (i) comparative information on investment performance, fees and expenses; (ii) a description of the personnel and services provided by the Investment Adviser, including its investment process used for the Fund; and (iii) information about the financial condition of the Investment Adviser and the Investment Adviser’s profitability derived from its relationship with the Fund.

The Board reviewed and considered the nature, extent and quality of services provided to the Fund by the Investment Adviser. The Board took into account information furnished at meetings throughout the year as well as the materials furnished specifically in connection with the annual contract review process. The Board reviewed the background and experience of the Investment Adviser’s management team.  The Board also reviewed and considered the qualifications of the portfolio managers for  the Fund,  including  their history managing investments  generally  and growth oriented investments in particular, as well as the background and expertise of other key personnel and their roles in providing services to the Fund. The Board concluded, in light of the particular  requirements of  the Fund, it  was satisfied  with the  professional qualifications and overall commitment to the Fund of the portfolio management team and other advisory personnel, and overall, was generally satisfied with the nature, extent and quality of investment advisory services provided to the Fund by the Investment Adviser.

The Board reviewed and considered the historical investment performance for the year‐to‐date, 1‐year, 3‐year, 5‐year and 10‐year periods, including comparative information against indexes and peer funds as determined by a third party.  The Board concluded that while the Fund had underperformed relative to the index and peer measures, the differences were explainable based on the Investment Adviser’s investment approach and the Fund’s investment strategy. The Board determined that in light of the information taken as a whole and the nature of the investment program of the Fund, the investment performance was reasonable.

24	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Board Approval of Investment Advisory Contract

June 30, 2016 (Unaudited)

The Board reviewed and considered information provided by the Investment Adviser about fees, income and expenses, and the Investment Adviser’s profitability derived from its relationship with the Fund.  The Board determined that the Investment Adviser is solvent and in a position to perform the ongoing responsibilities to the Fund, and that the profitability to the Investment Adviser under the agreement was not unreasonable.

The Board reviewed and considered the total advisory fees and the effective investment advisory fee rate paid by the Fund in the context of potential economies of scale that might be realized by the Fund and noted the current advisory fee schedule contains breakpoints and that the current asset level does not justify implementation of additional breakpoints at this time.

The Board reviewed and considered the investment advisory fees or other payments received by the Investment Adviser from the Fund and the Fund’s expense ratio. The Board reviewed and considered the aggregate fees paid during the prior year by the Fund to the Investment Adviser, as well as comparative fee information for other funds in its peer group, as determined by a third party. The Board observed that the management fee rate was below the median of the Fund’s peer group and the Fund’s net expense ratio was in line with the peer median. After carefully considering the information provided and the factors noted above, the Board concluded that, in light of the services provided, the Fund’s fees paid to the Investment Adviser were fair.

Semi-Annual Report | June 30, 2016	25

TRUSTEES
William A. Oates, Jr.
Michael Baldwin
John C. Emery
F. Washington Jarvis

OFFICERS
William A. Oates, Jr., President
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
John F. Francini, Jr., Vice President & Chief Financial Officer
Richard G. Manoogian, Vice President & Chief Compliance Officer
Nancy M. Mulligan, Vice President
Robert M. Kane, Vice President

INVESTMENT ADVISOR
Northeast Management & Research Company, Inc.
100 High Street
Boston, Massachusetts 02110

CUSTODIAN
Union Bank
350 California Street, 6th Floor
San Francisco, CA 94104

LEGAL COUNSEL
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109

TRANSFER AGENT
ALPS Fund Services, Inc.
1290 Broadway Suite 1100
Denver, Colorado 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Grant Thornton LLP
757 Third Avenue
New York, NY 10017

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Past performance is not predictive of future results. You may lose money by investing in the Fund. The information in this letter should not be construed as a recommendation to purchase or sell a particular security, and there is no assurance the securities described remain part of the Fund’s portfolio today.

Shares of the Fund are sold to investors at net asset value by

Northeast Investors Growth Fund
100 High Street
Boston, Massachusetts 02110
855-755-NEIG (6344)
www.northeastinvestorsgrowthfund.com

Must be preceded or accompanied by a prospectus.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto Exhibits 99.302(i) CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northeast Investors Growth Fund

By:	/s/ William A. Oates, Jr.
William A. Oates, Jr., President
(principal executive officer)

Date:	September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William A. Oates, Jr.
William A. Oates, Jr., President
(principal executive officer)

Date:	September 1, 2016

By:	/s/ John F. Francini, Jr.
John F. Francini, Jr., Chief Financial Officer
(principal financial officer)

Date:	September 1, 2016